Leases, Commitments, and Contingencies (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease ROU assets and liabilities
	March 31, 2023	December 31, 2022
Assets
Operating lease ROU assets	$38,180	$43,578
Liabilities
Current
Operating lease liabilities	$23,162	$22,288
Noncurrent
Operating lease liabilities	15,167	21,350
Total operating lease liabilities	$38,329	$43,638

December 31, 2022
Assets
Operating lease ROU assets	$43,578
Liabilities
Current
Operating lease liabilities	$22,288
Noncurrent
Operating lease liabilities	21,350
Total operating lease liabilities	$43,638

Schedule of future annual lease payments under non-cancellable operating leases
2023	$19,567
2024	22,319
Total lease payments	41,886
Less: Imputed interest	3,557
Total operating lease liabilities	$38,329

2023	$26,068
2024	22,319
Total lease payments	48,387
Less: Imputed interest	4,749
Total operating lease liabilities	$43,638